Foreclosed Assets (Summary of Activity Within Foreclosed Assets Not Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreclosed Assets [Line Items]
Balance - beginning of period	$ 31,762	$ 42,216	$ 61,148
Loans transferred into foreclosed assets	9,047	10,676	17,095
Sales of foreclosed assets	(25,482)	(11,719)	(27,152)
Writedowns of foreclosed assets	(1,713)	(9,525)	(8,960)
Foreclosed assets acquired in acquisitions	310	114	85
Balance - end of period	$ 13,924	$ 31,762	$ 42,216